Consolidated statement of changes in equity - GBP (£) £ in Millions		Total		Total share- holders’ equity		Called up share capital & share premium		Other equity instru- ments		Retained earnings		Financial assets at FVOCI reserve		Cash flow hedging reserve		Foreign exchange reserve		Group reorganisation reserve ("GRR")	[1]	Insurance finance reserve [8]	Non-control-ling interests
Equity beginning of period at Dec. 31, 2020		£ 23,849		£ 23,666		£ 797		£ 3,722		£ 23,829		£ 1,309		£ 158		£ 1,543		£ (7,692)			£ 183
Profit for the period		1,046	[2]	1,041						1,041											5
Other comprehensive income/(expense) for the year, net of tax		(957)	[3]	(948)						46		(234)		(165)		(595)					(9)
Debt instruments at fair value through other comprehensive income		(237)	[3]	(236)								(236)									(1)
Equity instruments designated at fair value through other comprehensive income		2	[3]	2								2
Cash flow hedges		(165)	[3]	(165)										(165)
Remeasurement of defined benefit asset/liability		44	[3]	44						44
– changes in fair value of financial liabilities designated at fair value due to movement in own credit risk	[4]	2	[3]	2						2
Finance (expenses)/income from insurance contracts	[3]	0
– exchange differences		(603)	[3]	(595)												(595)					(8)
Total comprehensive income/(expense) for the year		89	[3]	93						1,087		(234)		(165)		(595)					(4)
Dividends paid to the parent company	[5]	(195)		(194)						(194)											(1)
Net impact of equity-settled share-based payments		(10)		(10)						(10)
Change in business combinations and other movements	[6]	(18)		29						23		6									(47)
Equity end of period (Previously stated) at Dec. 31, 2021		23,715	[7]	23,584	[7]	797	[7]	3,722	[7]	24,735	[7]	1,081	[7]	(7)	[7]	948	[7]	(7,692)	[7]	£ 0	131	[7]
Equity end of period (Impact on transition to IFRS 17) at Dec. 31, 2021		(570)		(570)						(578)		522								(514)
Equity end of period at Dec. 31, 2021		23,145		23,014		797		3,722		24,157		1,603		(7)		948		(7,692)		(514)	131
Profit for the period | Previously stated		(398)
Profit for the period | Impact on transition to IFRS 17		(553)
Profit for the period		(553)	[3]	(563)						(563)											10
Other comprehensive income/(expense) for the year, net of tax | Previously stated		125
Other comprehensive income/(expense) for the year, net of tax | Impact on transition to IFRS 17		96
Other comprehensive income/(expense) for the year, net of tax		(382)	[3]	(384)						367		(1,881)		(943)		665				1,408	2
Debt instruments at fair value through other comprehensive income | Previously stated		(454)
Debt instruments at fair value through other comprehensive income | Impact on transition to IFRS 17		(1,886)
Debt instruments at fair value through other comprehensive income		(1,886)	[3]	(1,881)								(1,881)									(5)
Equity instruments designated at fair value through other comprehensive income | Previously stated		0
Equity instruments designated at fair value through other comprehensive income | Impact on transition to IFRS 17		0
Equity instruments designated at fair value through other comprehensive income		0	[3]	0								0
Cash flow hedges		(943)	[3]	(943)										(943)
Remeasurement of defined benefit asset/liability		38	[3]	38						38
– changes in fair value of financial liabilities designated at fair value due to movement in own credit risk	[4]	329	[3]	329						329
Finance (expenses)/income from insurance contracts		1,408	[3]	1,408																1,408
– exchange differences		672	[3]	665												665					7
Total comprehensive income/(expense) for the year		(935)	[3]	(947)						(196)		(1,881)		(943)		665				1,408	12
Capital securities issued during the period		628		628		420		208
Dividends paid to the parent company	[5]	(1,054)		(1,052)						(1,052)											(2)
Net impact of equity-settled share-based payments		5		5						5		0									0
Capital contribution	[9]	1,465		1,465						1,465
Change in business combinations and other movements | Previously stated		1,028
Change in business combinations and other movements | Impact on transition to IFRS 17		1,023
Change in business combinations and other movements		(21)		(11)						(11)		0									(10)
Equity end of period (Previously stated) at Dec. 31, 2022		24,016
Equity end of period (Impact on transition to IFRS 17) at Dec. 31, 2022		23,233
Equity end of period at Dec. 31, 2022	[7]	23,233	[10]	23,102		1,217		3,930		24,368		(278)		(950)		1,613		(7,692)		894	131
Profit for the period		1,725		1,703						1,703											22
Other comprehensive income/(expense) for the year, net of tax		367		367						(134)		422		661		(294)				(288)	0
Debt instruments at fair value through other comprehensive income		439		437								437									2
Equity instruments designated at fair value through other comprehensive income		(1)		(1)								(1)
Cash flow hedges		663		663										663
Remeasurement of defined benefit asset/liability		(2)		(2)						(2)
– changes in fair value of financial liabilities designated at fair value due to movement in own credit risk	[4]	(132)		(132)						(132)
Finance (expenses)/income from insurance contracts		(298)		(298)																(298)
– exchange differences		(302)		(300)								(14)		(2)		(294)				10	(2)
Total comprehensive income/(expense) for the year		2,092		2,070						1,569		422		661		(294)				(288)	22
Capital securities issued during the period		584		584		584		0
Dividends paid to the parent company	[5]	(968)		(961)						(961)											(7)
Net impact of equity-settled share-based payments		(18)		(18)						(18)
Change in business combinations and other movements		(418)		(418)						(234)		(1,012)		(41)		859				10	0
Equity end of period at Dec. 31, 2023		£ 24,505		£ 24,359		£ 1,801		£ 3,930		£ 24,724		£ (868)		£ (330)		£ 2,178		£ (7,692)		£ 616	£ 146

[1]	The Group reorganisation reserve ('GRR') is an accounting reserve resulting from the ring-fencing implementation.
[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.
[3]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.
[4]	The cumulative amount of change in fair value attributable to changes in own credit risk of financial liabilities designated at fair value was a gain of £151m (2022: gain of £292m and 2021: loss of £165m)
[5]	The dividends to the parent company includes dividend on ordinary share capital £750m (2022: £850m and 2021: nil) and coupon payments on additional tier 1 instrument £211m (2022: £202m and 2021: £194m).
[6]	Additional shares were acquired in HSBC Trinkaus & Burkhardt GmbH and HSBC Bank Armenia CJSC, in 2021 increasing the group’s interest to 100%.
[7]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.
[8]	The insurance finance reserve reflects the impact of the adoption of the other comprehensive income option for our insurance business in France. Underlying assets supporting these contracts are measured at fair value through other comprehensive income. Under this option, only the amount that matches income or expenses recognised in profit or loss on underlying items is included in finance income or expenses, resulting in the elimination of income statement accounting mismatches. The remaining amount of finance income or expenses for these insurance contracts is recognised in other comprehensive income (‘OCI’).
[9]	HSBC Holdings plc injected £1.5bn of CET1 capital into HSBC Bank plc during November 2022 which in turn injected into HSBC Continental Europe for funding the acquisition of HSBC Bank Malta plc and HSBC Trinkaus & Burkhardt GmbH.
[10]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.